OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2020
OPERATING LEASES
Schedule of operating lease cost and short-term lease cost

	For the Year Ended	For the Year Ended
	December 31, 2019	December 31, 2020
Cost	$90	$297
Selling expenses	7	—
Research and development expenses	977	1,221
General and administrative expenses	215	296
Total operating lease cost	1,289	1,814

Short-term lease cost	276	83

Total lease cost	$1,565	$1,897

Schedule of maturities of lease liabilities

Maturities of lease liabilities as of December 31, 2020 were as follows:

Operating Lease
2021	$1,409
2022	610
Total undiscounted lease payment	2,019
Less: Imputed interest	21
Present value of lease liabilities	$1,998